Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000122237
Shareholder Report [Line Items]
Fund Name	Al Frank Fund
Class Name	Advisor Class
Trading Symbol	VALAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Al Frank Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.alfrankfunds.com. You can also request this information by contacting us at 1-888-263-6443.
Additional Information Phone Number	1-888-263-6443
Additional Information Website	www.alfrankfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$63	1.24%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Al Frank Fund	S&P 500® Index	Russell 3000® Index	Russell 3000® Value Index
Jun-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$9,476	$10,399	$10,214	$10,242
Jun-2017	$11,484	$12,260	$12,104	$11,902
Jun-2018	$12,763	$14,023	$13,893	$12,765
Jun-2019	$13,339	$15,483	$15,141	$13,701
Jun-2020	$12,605	$16,645	$16,130	$12,411
Jun-2021	$19,525	$23,436	$23,253	$18,045
Jun-2022	$16,879	$20,948	$20,029	$16,698
Jun-2023	$18,592	$25,053	$23,825	$18,572
Jun-2024	$21,908	$31,204	$29,335	$20,974
Jun-2025	$24,048	$35,936	$33,822	$23,764

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Al Frank Fund	5.48%	9.77%	13.79%	9.17%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell 3000® Index	5.75%	15.30%	15.96%	12.96%
Russell 3000® Value Index	5.55%	13.30%	13.87%	9.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 66,233,567
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 235,496
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,233,567 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$235,496 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.4%
Money Market Funds	2.6%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.6%
Consumer Discretionary	3.3%
Materials	3.4%
Real Estate	3.5%
Consumer Staples	4.0%
Energy	5.3%
Communication Services	7.9%
Health Care	11.3%
Industrials	12.2%
Financials	19.7%
Information Technology	26.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.3%
Capital One Financial Corporation	3.1%
Seagate Technology Holdings PLC	2.8%
Microsoft Corporation	2.8%
Fidelity Government Portfolio, Class I	2.6%
Goldman Sachs Group, Inc. (The)	2.5%
International Business Machines Corporation	2.4%
Alphabet, Inc., Class C	2.3%
Apple, Inc.	2.2%
Meta Platforms, Inc., Class A	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.